                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      BlackRock Advisors, Inc.
Address:          100 Bellevue Parkway
                  Wilmington, DE  19809
           __________________________________________

Form 13F File Number:   28-4295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:        William J. Wykle
Title:       Managing Director
Phone:       (302) 797-2270

Signature, Place, and Date of Signing:

  /s/ William J. Wykle    Wilmington, DE             February 7, 2003
----------------------    -----------------------    -----------------------
[Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number        Name
         28-5703                     BlackRock, Inc.